CONSOLIDATION AND VARIABLE INTEREST ENTITIES - Consolidated VIEs (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Assets	$ 1,045,079	$ 590,258
Liabilities	279,656	105,859
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Assets	264,854	220,293
Liabilities	$ 0	$ 0